Derivative Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended
Aug. 31, 2009
Derivatives, Fair Value [Line Items]
Interest swap agreements notional amount	$ 300.0
Weighted average fixed LIBOR rate	2.5825
Interest rate swap agreements expiration	December 31, 2011